EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan
EQUITY INCENTIVE PLAN

18. EQUITY INCENTIVE PLAN

In connection with the Business Combination, the Stockholders of the Company considered and approved the Forafric 2022 Long Term Employee Share Incentive Plan (the “Equity Incentive Plan”) which provides for the grant of awards, consisting of nominal cost options or phantom options to employees, directors and consultants of the Company or any of its subsidiaries. The maximum number of shares which may be the subject of awards under the Equity Incentive Plan may not exceed 10% of the issued share capital of the Company from time to time and the maximum number of shares reserved and available for issuance shall not exceed 2,645,684. No award can be exercised after the tenth anniversary of the date of grant. With the exception of certain special circumstances, an award can only be exercised while the award holder is employed or engaged by the Company or any of its subsidiaries. Subject to certain provisions, a vested award may be exercised in whole or in part at any time after its date of grant. As of December 31, 2022, no awards have been issued in regard to the 2022 Equity Incentive Plan.